Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Description of Business

Apergy is a leading provider of highly engineered technologies that help companies drill for and produce oil and gas efficiently and safely around the world. Its products include a full range of equipment and technologies that enable efficient drilling and safe and efficient production throughout the lifecycle of a well. Its principal products consist of artificial lift equipment and solutions, including electric submersible pump systems (“ESP”), rod pumping systems (“Rod Lift”), gas lift systems, progressive cavity pump systems (“PCP”) and plunger lift systems, as well as polycrystalline diamond cutters (“PDCs”) for drilling. The Company also provides a comprehensive automation offering consisting of equipment, software and Industrial Internet (“IIoT”) solutions for downhole monitoring, wellsite productivity enhancement and asset integrity management. The Company reports two business segments: Production & Automation Technologies and Drilling Technologies. For additional information on the Company’s segments, see Note 16 — Segment Information. In 2017, the Company acquired PCP Oil Tools S.A. and Ener Tools S.A., a supplier of progressive cavity pump products and services. This acquisition is part of the Production & Automation Technologies segment. Additionally, the Company did not make any acquisitions during the years ended December 31, 2016 and 2015.

Combined Financial Statement Presentation

The Combined Financial Statements have been derived from the consolidated financial statements and accounting records of Dover using the historical results of operations, and historical basis of assets and liabilities of Apergy and reflect Dover’s net investment in Apergy. Historically, stand-alone financial statements have not been prepared for Apergy. Management believes the assumptions underlying the allocations included in the Combined Financial Statements are reasonable. However, the Combined Financial Statements may not necessarily reflect Apergy’s results of operations, financial position and cash flows in the future, or what Apergy’s results of operations, financial position and cash flows would have been had Apergy been a stand-alone company during the periods presented herein.

The Combined Financial Statements include the accounts of the Company. Intercompany accounts and transactions have been eliminated in consolidation. The results of operations of purchased businesses of Apergy are included from the date of acquisition.

The accompanying financial statements include allocations of costs that were incurred by Dover for functions such as corporate executive management, human resources, information technology, facilities, tax, shared services, finance and legal, including the costs of salaries, benefits and other related costs. The total costs allocated to the accompanying Combined Financial Statements for these functions totaled approximately $22,987, $19,459 and $20,852 for the years ended December 31, 2017, 2016 and 2015, respectively, and are included in Selling, general and administrative expenses within the Combined Statements of Income. These expenses have been allocated to Apergy based on direct usage or benefit where identifiable, with the remainder allocated on the basis of revenues, headcount, or other measures. As a stand-alone public company, Apergy’s total costs related to such support functions may differ from the costs that were historically allocated to it from Dover. See Note 3 — Related Party Transactions for additional information regarding related party transactions.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the Combined Financial Statements and accompanying disclosures. These estimates may be adjusted due to changes in future economic, industry, or customer financial conditions, as well as changes in technology or demand. Estimates are used for, but not limited to, allowances for doubtful accounts receivable, net realizable value of inventories, restructuring reserves, warranty reserves, pension and post-retirement plans, stock-based compensation, useful lives for depreciation and amortization of long-lived assets, future cash flows associated with impairment testing for goodwill, indefinite-lived intangible assets and other long-lived assets, deferred tax assets, uncertain income tax positions and contingencies. Actual results may ultimately differ from estimates, although management does not believe such differences would materially affect the Combined Financial Statements in any individual year. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the Combined Financial Statements in the period that they are determined.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, demand deposits and short-term investments which are highly liquid in nature and have original maturities at the time of purchase of three months or less. The carrying value of cash and cash equivalents approximate fair value.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at face amounts less an allowance for doubtful accounts. The allowance is an estimate based on historical collection experience, current economic and market conditions and a review of the current status of each customer’s trade accounts receivable. Management evaluates the aging of the accounts receivable balances and the financial condition of its customers to estimate the amount of accounts receivable that may not be collected in the future and records the appropriate provision.

Inventories

Inventories for the majority of the Company’s subsidiaries, including all international subsidiaries, are stated at the lower of net realizable value, determined on the first-in, first-out (FIFO) basis, or cost. Other domestic inventories are stated at cost, determined on the last-in, first-out (LIFO) basis, which is less than market value. Under the LIFO method, the cost assigned to items sold is based on the cost of the most recent items purchased. As a result, the costs of the first items purchased remain in inventory and are used to value ending inventory. The excess of estimated current costs over LIFO carrying value, or LIFO reserve, was approximately $10.6 million and $9.4 million at December 31, 2017 and 2016, respectively. Under certain market conditions, estimates and judgments regarding the valuation of inventories are employed by us to properly value inventories.

Property, Plant and Equipment

Property, plant and equipment includes the historical cost of land, buildings, machinery and equipment, purchased software and significant improvements to existing plant and equipment or, in the case of acquisitions, a fair market value appraisal of assets. Expenditures for maintenance, repairs and minor renewals are expensed as incurred. When property or equipment is sold or otherwise disposed of, the related cost and accumulated depreciation is removed from the respective accounts and the gain or loss realized on disposition is reflected in earnings. The Company depreciates its assets on a straight-line basis over their estimated useful lives as follows: buildings and improvements 5 to 31.5 years; machinery and equipment 3 to 7 years; furniture and fixtures 3 to 7 years; vehicles 3 years; and software 3 to 10 years.

Derivative Financial Instruments

The Company uses derivative financial instruments to hedge its exposure to foreign currency exchange rate risk. The Company does not enter into derivative financial instruments for speculative purposes and has a portfolio of derivatives that is not material in value. Derivative financial instruments used for hedging purposes must be designated and effective as a hedge of the identified risk exposure at inception of the contract. For derivatives hedging the fair value of assets or liabilities, the changes in fair value of both the derivatives and of the hedged items are recorded in current earnings.

Goodwill, Other Intangible Assets and Long-Lived Assets

Goodwill represents the excess of purchase price over the fair value of net assets acquired. Goodwill and certain other intangible assets deemed to have indefinite lives (trademarks) are not amortized. For goodwill, impairment tests are required at least annually, or more frequently if events or circumstances indicate that it may be impaired, or when some portion but not all of a reporting unit is disposed. Historically, the Company was part of the Dover Energy operating segment. Based on its historical organizational structure, the Company identified two reporting units for which cash flows are determinable and to which goodwill may be allocated. Effective in the fourth quarter of 2017, the Company determined it is organized into a new segment structure discussed in Note 16 — Segment Information comprised of two reporting units, to which goodwill may be allocated.

The Company performs its goodwill impairment test annually in the fourth quarter at the reporting unit level. A quantitative test is used to determine existence of goodwill impairment and the amount of the impairment loss at the reporting unit level. The quantitative test compares the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses an income-based valuation method, determining the present value of estimated future cash flows, to estimate the fair value of a reporting unit. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. Factors used in the impairment analysis require significant judgment, and actual results may differ from assumed and estimated amounts. The Company uses its own market assumptions including internal projections of future cash flows, discount rates and other assumptions considered reasonable and inherent in the analysis. These forecasts are based on historical performance and future estimated results. The discount rates used in these analyses vary by reporting unit and are based on a capital asset pricing model and published relevant industry rates. The Company uses discount rates commensurate with the risks and uncertainties inherent to each reporting unit and in the internally developed forecasts. See Note 7 — Goodwill and Other Intangible Assets for further discussion of the Company’s annual goodwill impairment test and results.

The Company uses an income-based valuation method to test its indefinite-lived intangible assets for impairment, at least annually. The fair value of the intangible asset is compared to its carrying value. This method uses the Company’s own market assumptions considered reasonable and inherent in the analysis. Any excess of carrying value over the estimated fair value is recognized as an impairment loss. No impairment of indefinite-lived intangible assets was required for the years ended December 31, 2017, 2016 and 2015.

Other intangible assets with determinable lives consist primarily of customer intangibles, unpatented technologies, patents and trademarks. These other intangibles are amortized over their estimated useful lives, ranging from 5 to 15 years.

Long-lived assets (including definite-lived intangible assets) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, such as a significant sustained change in the business climate. If an indicator of impairment exists for any grouping of assets, an estimate of undiscounted future cash flows is produced and compared to its carrying value. If an asset is determined to be impaired, the loss is measured by the excess of the carrying amount of the asset over its fair value as determined by an estimate of discounted future cash flows.

Restructuring Accruals

From time to time, the Company takes actions to reduce headcount, close facilities, or otherwise exit operations. Such restructuring activities at an operation are recorded when management has committed to an exit or reorganization plan and when termination benefits are probable and can be reasonably estimated based on circumstances at the time the restructuring plan is approved by management or when termination benefits are communicated. Exit costs include future minimum lease payments on vacated facilities and other contractual terminations. In addition, asset impairments may be recorded as a result of an approved restructuring plan. The accrual of both severance and exit costs requires the use of estimates. Though the Company believes that its estimates accurately reflect the anticipated costs, actual results may differ from the original estimated amounts.

Noncontrolling interests

A noncontrolling interest represents the equity interest in a subsidiary that is not attributable, either directly or indirectly, to the Company and is reported as equity, separately from the Company’s controlling interests. The noncontrolling interest relates to the Company’s ownership interest in Norris Production Solutions Middle East LLC, a subsidiary company in the Sultanate of Oman with a local partner, where the Company is the majority owner at 60% and has the controlling financial interest. The outside investor’s interests in this subsidiary company are included in noncontrolling interest in the Company’s Combined Financial Statements.

Foreign Currency

Assets and liabilities of non-U.S. subsidiaries, where the functional currency is not the U.S. dollar, have been translated at year-end exchange rates and profit and loss accounts have been translated using weighted-average monthly exchange rates. Foreign currency translation gains and losses are included in the Combined Statements of Comprehensive Income as a component of Other comprehensive income (loss). Assets and liabilities of an entity that are denominated in currencies other than an entity’s functional currency are re-measured into the functional currency using end of period exchange rates or historical rates where applicable to certain balances. Gains and losses related to these re-measurements are recorded within the Combined Statements of Income as a component of Other expense, net.

Revenue Recognition

Revenue is recognized when all of the following conditions are satisfied: a) persuasive evidence of an arrangement exists, b) price is fixed or determinable, c) collectability is reasonably assured and d) delivery has occurred or services have been rendered. The majority of the Company’s revenue is generated through the manufacture and sale of a broad range of specialized products and components, with revenue recognized upon transfer of title and risk of loss, which is generally upon shipment. Certain product sales are recognized based on the percentage-of-completion method, which is based on the estimated costs to completion and represented 0.7%, 2.5% and 2.2% of total revenue for the years ended December 31, 2017, 2016 and 2015, respectively. When necessary, provisions for estimated losses on these contracts are made in the period in which such losses are determined. The Company derives product revenue from the sale of software standalone products and software-enabled tangible products, which in the aggregate represented 8.1% of total revenue for year ended December 31, 2017 and 8.7% of total revenue for each of 2016 and 2015. Software product revenue is recorded when the software product is shipped to the customer or over the term of the contract. Service revenue represented 6.3%, 6.8% and 5.2% of total revenue for the years ended December 31, 2017, 2016 and 2015, respectively, and is recognized as the services are performed. Leasing revenue represented 1.9%, 2.7% and 2.6% of total revenue for the years ended December 31, 2017, 2016 and 2015, respectively. Lease revenue is recognized ratably over the lease term and the leased asset is included in property, plant and equipment and depreciated to its estimated residual value over the lease term.

In limited cases, revenue arrangements with customers require delivery, installation, testing, or other acceptance provisions to be satisfied before revenue is recognized. The Company includes shipping costs billed to customers in revenue and the related shipping costs in cost of goods and services.

Stock-Based Compensation

The Company’s employees have historically participated in Dover’s stock-based compensation plans. Stock-based compensation has been allocated to the Company based on the awards and terms previously granted to the Company’s employees. The principal awards issued under the stock-based compensation plans include stock options, stock-settled stock appreciation rights, restricted stock units and performance share awards. The cost of such awards is measured at the grant date based on the fair value of the award. At the time of grant, Dover estimates forfeitures, based on historical experience, in order to estimate the portion of the award that will ultimately vest. The value of the portion of the award that is expected to ultimately vest is recognized as expense on a straight-line basis, generally over the explicit service period of three years (except for retirement-eligible employees and retirees) and is included in Selling, general and administrative expenses in the Combined Statements of Income. Expense for awards granted to retirement-eligible employees is recorded over the period from the date of grant through the date the employee first becomes eligible to retire and is no longer required to provide service. See Note 12 — Equity and Cash Incentive Program for additional information related to stock-based compensation.

Employee Benefit Plans

Apergy participates in defined benefit plans and non-qualified supplemental retirement plans sponsored by Dover that are accounted for as multi-employer plans in the Combined Financial Statements. Apergy also sponsors a defined benefit plan and non-qualified plan. These plans are accounted for as single employer plans in the Combined Financial Statements. Apergy also offers a defined contribution plan. See Note 14 — Employee Benefit Plans and Non-Qualified Plans for additional information.

Income Taxes

The Company’s operations have historically been included in Dover’s consolidated federal tax return and certain combined state returns. The income tax expense in these Combined Financial Statements has been determined on a stand-alone return basis in accordance with Accounting Standards Codification (“ASC”) 740 “Income Taxes,” which requires the recognition of income taxes using the liability method. Under this method, the Company is assumed to have historically filed a return separate from Dover, reporting its taxable income or loss and paying applicable tax based on its separate taxable income and associated tax attributes in each tax jurisdiction. Income taxes payable at each balance sheet date computed under the stand-alone return basis are classified within Parent Company investment in Apergy since Dover is legally liable for the tax. Accordingly, changes in income taxes payable are recorded as a component of financing activities in the Combined Statements of Cash Flows. The calculation of income taxes on the separate return basis requires considerable judgment and the use of both estimates and allocations. As a result, the Company’s effective tax rate and deferred tax balances will differ significantly from those in Dover’s historic periods. Additionally, the Company’s deferred tax balances as calculated on the separate return basis will differ from the deferred tax balances of Dover, if legally separated. See Note 11 — Income Taxes for additional information on the Company’s income taxes and unrecognized tax benefits.

The U.S. bill commonly referred to as the Tax Cuts and Jobs Act (“Tax Reform Act”), which was enacted on December 22, 2017, significantly changes U.S. tax law by, among other things, lowering corporate income tax rates, implementing a territorial tax system and imposing a repatriation tax on deemed repatriated earnings of foreign subsidiaries. The Tax Reform Act permanently reduces the U.S. corporate income tax rate from a maximum of 35% to a flat 21% rate, effective January 1, 2018. The Tax Reform Act also provided for a one-time deemed repatriation of post-1986 undistributed foreign subsidiary earnings and profits through the year ended December 31, 2017. The Global Intangible Low-Taxed Income (“GILTI”) provisions require the Company to include in its U.S. income tax return foreign subsidiary earnings in excess of an allowable return on the foreign subsidiary’s tangible assets. The Company expects that it will be subject to incremental U.S. tax on GILTI income beginning in 2018, due to expense allocations required by the U.S. foreign tax credit rules. The Company has elected to account for GILTI tax in the period in which it is incurred, and therefore has not provided any deferred tax impacts of GILTI in its combined financial statements for the year ended December 31, 2017.

On December 22, 2017, the SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Reform Act. The Company has recognized the provisional tax impacts related to deemed repatriated earnings and the benefit for the revaluation of deferred tax assets and liabilities, and included these amounts in its combined financial statements for the year ended December 31, 2017. The final impact may differ from these provisional amounts, possibly materially, due to, among other things, additional analysis, changes in interpretations and assumptions the Company has made, additional regulatory guidance that may be issued, and actions the Company may take as a result of the Tax Reform Act. In accordance with SAB 118, the financial reporting impact of the Tax Reform Act will be completed in the fourth quarter of 2018.

Research and Development Costs

Research and development costs, including qualifying engineering costs, are expensed when incurred and amounted to $18,501, $16,511 and $19,255, in 2017, 2016 and 2015, respectively.

Advertising Costs

Advertising costs are expensed when incurred and amounted to $1,220, $825 and $1,604, in 2017, 2016 and 2015, respectively.

Risk, Retention, Insurance

Apergy was covered under Dover’s insurance policies during the years ended December 31, 2017 and 2016. For both years ended December 31, 2017 and 2016, Dover self-insured its product and commercial general liability claims up to $5.0 million per occurrence and automobile liability claims up to $1.0 million per occurrence. For the years ended December 31, 2017 and 2016, Dover self-insured its workers’ compensation claims up to $0.8 million per occurrence, respectively. Third-party insurance provides primary level coverage in excess of these amounts up to certain specified limits. In addition, Dover has excess liability insurance from third-party insurers on both an aggregate and an individual occurrence basis well in excess of the limits of the primary coverage. A worldwide program of property insurance covers Dover’s owned and leased property and any business interruptions that may occur due to an insured hazard affecting those properties, subject to reasonable deductibles and aggregate limits. Dover’s property and casualty insurance programs contain various deductibles that, based on Dover’s experience, are typical and customary for a company of its size and risk profile. Apergy does not consider any of the deductibles under the Dover program to represent a material risk to Apergy. Dover generally maintains deductibles for claims and liabilities related primarily to workers’ compensation, health and welfare claims, general commercial, product and automobile liability and property damage and business interruption resulting from certain events. Dover accrues for claim exposures that are probable of occurrence and can be reasonably estimated. As part of Dover’s risk management program, insurance is maintained to transfer risk beyond the level of self-retention and provide protection on both an individual claim and annual aggregate basis.

Reclassifications

We changed our presentation of expenditures related to purchases of leased inventory. Previously, these amounts were reported in the operating section of our cash flow statement as “other” in adjustments to reconcile net income but are now reported as changes in our operating assets and liabilities in the operating section of our cash flow statement as “leased assets and other, net.” We changed our presentation of amortization expense primarily related to customer intangible assets. For the years ended December 31, 2017, 2016 and 2015, we reclassified $42.9 million, $45.2 million and $48.3 million of amortization expense previously reported as a component of “selling, general and administrative expense” to “cost of goods and services” on our combined statements of income. Certain amounts in prior years have been reclassified to conform to the current year presentation.

Recent Accounting Pronouncements

Recently Issued Accounting Standards

The following standards, issued by the Financial Accounting Standards Board (“FASB”), will, or are expected to, result in a change in practice and/or have a financial impact to the Company’s Combined Financial Statements:

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-07, Compensation-Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Post-Retirement Benefit Cost. This ASU changes the income statement presentation of defined benefit and post-retirement benefit plan expense by requiring separation between operating expense (service cost component of net periodic benefit expense) and non-operating expense (all other components of net periodic benefit expense, including interest cost, amortization of prior service cost, curtailments and settlements, etc.). The operating expense component is reported with similar compensation costs while the non-operating components are reported outside of operating income. The guidance is effective for interim and annual periods for the Company on January 1, 2018. The adoption of this ASU did not have a material impact on its Combined Financial Statements.

In January 2017, the FASB issued ASU 2017-01, Business combinations (Topic 805): Clarifying the definition of a business, which clarifies the definition of a business and assists entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Under this guidance, when substantially all of the fair value of gross assets acquired is concentrated in a single asset (or group of similar assets), the assets acquired would not represent a business. In addition, in order to be considered a business, an acquisition would have to include at a minimum an input and a substantive process that together significantly contribute to the ability to create an output. The amended guidance also narrows the definition of outputs by more closely aligning it with how outputs are described in FASB guidance for revenue recognition. This guidance is effective for interim and annual periods for the Company on January 1, 2018, with early adoption permitted. The adoption of this ASU did not have a material impact on its Combined Financial Statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which amends existing guidance to require lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by long-term leases and to disclose additional quantitative and qualitative information about leasing arrangements. This ASU also provides clarifications surrounding the presentation of the effects of leases in the income statement and statement of cash flows. This guidance will be effective for the Company on January 1, 2019.

After the Separation from Dover, we developed a project plan and established a cross-functional team to continue the process of implementing the new guidance, which included an evaluation of the work performed by Dover prior to the Separation. We made progress on our plan including gathering information on all leases, surveying our business, assessing our portfolio of leases and compiling a central repository of active leases. During the third quarter of 2018, we completed diagnostic reviews of certain sampled leases to support our policy elections. Additionally, we made significant progress configuring and implementing a new lease software system. We continue to evaluate our policy elections and considerations under the new lease guidance, including the potential use of practical expedients, and we are in the process of updating our internal control and business processes. As we continue to assess the impact the guidance will have on our financial statements and related disclosures, internal control over financial reporting and other business practices and processes, we expect to recognize right of use assets and liabilities for operating leases in our consolidated balance sheet upon adoption.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The guidance introduces a new five-step revenue recognition model in which an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. This ASU also requires disclosures sufficient to enable users to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers, including qualitative and quantitative disclosures about contracts with customers, significant judgments and changes in judgments and assets recognized from the costs to obtain or fulfill a contract. This guidance is effective for the Company on January 1, 2018.

Dover commenced its assessment of ASU 2014-09 during the second half of 2015 and developed a project plan to guide the implementation, in which Apergy was included in the project plan. Dover has completed the project including analyzing the ASU’s impact on Dover’s contract portfolio, surveying Dover’s businesses and discussing the various revenue streams, completing contract reviews, comparing its historical accounting policies and practices to the requirements of the new guidance, identifying potential differences from applying the requirements of the new guidance to its contracts and updating and providing training on its accounting policy. Dover has completed the process of evaluating controls and new disclosure requirements and identifying and implementing appropriate changes to its business processes and systems to support recognition and disclosure under the new guidance. The Company will adopt this new guidance using the modified retrospective method that will result in a cumulative effect adjustment, as of the date of adoption. The Company’s adoption of this ASU did not have a material impact on its Combined Financial Statements.

Recently Adopted Accounting Standards

Effective January 1, 2018, we adopted ASU 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.” The new update clarifies how certain cash receipts and cash payments should be presented and classified in the statement of cash flows. Specifically, the new update clarifies that when cash receipts and cash payments have aspects of more than one class of cash flows and cannot be separated, classification will depend on the predominant source or use. We adopted this guidance retrospectively. The impact of this adoption, as retrospectively applied, resulted in a $14.5 million, $1.1 million, and $7.8 million increase in net cash provided by operating activities and a corresponding increase to net cash used by investing activities during the years ended December 31, 2017, 2016 and 2015, respectively on our statement of cash flows related to cash expenditures for certain leased assets.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The amended guidance simplifies the accounting for goodwill impairment for all entities by eliminating the requirement to perform a hypothetical purchase price allocation. A goodwill impairment charge will now be recognized for the amount by which the carrying value of a reporting unit exceeds its fair value, not to exceed the carrying amount of goodwill. The Company early adopted this guidance on January 1, 2017 as its annual impairment test is performed after January 1, 2017. The adoption of this ASU did not have a material impact on the Company’s Combined Financial Statements.

In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 340): Simplifying the Measurement of Inventory. Under this guidance, entities utilizing the FIFO or average cost method should measure inventory at the lower of cost or net realizable value, whereas net realizable value is defined as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This ASU was effective for the Company on January 1, 2017. The adoption of this ASU did not have a material impact to the Company’s Combined Financial Statements.